ETF6 P2 03/19

SUPPLEMENT DATED MARCH 1, 2019

TO THE prospectus dated may 23, 2018

OF

Franklin liberty international aggregate bond etf

(a series of Franklin Templeton ETF Trust)

The Prospectus is amended as follows:

I.      The following is added after the “Fund Summaries—Investment Manager” section on page 17 of the Prospectus:

Sub-Advisor

Franklin Advisers, Inc. (Advisers).  For purposes of the Fund’s investment strategies, techniques and risks, the term “investment manager” includes the sub-advisor.

II.      The “Fund Summaries—Portfolio Manager” section on page 17 of the Prospectus is replaced with the following:

Portfolio Managers

John Beck

Portfolio manager of FTIML and portfolio manager of the Fund since inception (2018).

Sonal Desai, Ph.D.

Executive Vice President and Director of Advisers and portfolio manager of the Fund since March 2019.

III.      The following is added after the first paragraph under the “Fund Details—Management” section on page 82 of the Prospectus:

With respect to Franklin Liberty International Aggregate Bond ETF, under an agreement with FTIML, Advisers is the Fund’s sub-advisor. Advisers  provides FTIML with investment management advice (which may include research and analysis services).  For purposes of the Fund’s investment strategies, techniques and risks, the term “investment manager” includes the sub-advisor.

IV.      The “Fund Details—Management—Franklin Liberty International Aggregate Bond ETF” section on page 82 of the Prospectus is replaced with the following:

Franklin Liberty International Aggregate Bond ETF

The Fund is managed by a team of dedicated professionals. The portfolio managers of the team are as follows:

John W. Beck
Portfolio Manager of FTIML

Mr. Beck has been a portfolio manager of the Fund since inception. He joined Franklin Templeton Investments in 1990.

Sonal Desai, Ph.D.
Executive Vice President and Director of Advisers

Dr. Desai has been a portfolio manager of the Fund since March 2019.  She joined Franklin Templeton Investments in 2009.

V.      The following is added before the third to last paragraph under the “Fund Details—Management” section on page 84 of the Prospectus:

FTIML pays Advisers for its services from the management fees FTIML receives from the Fund.

Please keep this supplement with your Prospectus for future reference.

ETF2 P1 03/19

SUPPLEMENT DATED MARCH 1, 2019

TO THE prospectus dated august 1, 2018

OF

Franklin liberty international opportunities etf

(a series of Franklin Templeton ETF Trust)

Effective March 1, 2019, all references in the Prospectus to Franklin Templeton Investment Trust Management Co., Ltd. (FT Korea) are hereby deleted.

Please keep this supplement with your Prospectus for future reference.

ETF6 SA1 03/19

SUPPLEMENT DATED MARCH 1, 2019

TO THE STATEMENT OF ADDITIONAL INFORMATION

Dated may 23, 2018

OF

Franklin liberty international aggregate bond etf

(a series of Franklin Templeton ETF Trust)

The Statement of Additional Information (“SAI”) is amended as follows:

I.        The following is added before the last paragraph under the “Goals, Strategies and Risks—Glossary of Investments, Techniques, Strategies and Their Risks” section on page 5 of the SAI:

For purposes of Franklin Liberty International Aggregate Bond ETF’s investment policies, strategies and risks, the term “investment manager” includes the Fund’s sub-advisor.

II.       The following replaces the last sentence in the second paragraph under the “Management and Other Services—Investment managers and services provided” section on page 56 of the SAI:

To protect the Fund, the investment manager, sub-advisor and their officers, directors and employees are covered by fidelity insurance.

III.     The following replaces the fourth paragraph under the “Management and Other Services—Investment managers and services provided” section on page 56 of the SAI:

The Fund, its investment manager, sub-advisor and principal underwriter have each adopted a code of ethics, as required by federal securities laws. Under the code of ethics, employees who are designated as access persons may engage in personal securities transactions, including transactions involving securities that are being considered for the Fund or that are currently held by the Fund, subject to certain general restrictions and procedures. The personal securities transactions of access persons of the Fund, its investment manager, sub-advisor and principal underwriter will be governed by the code of ethics. The code of ethics is on file with, and available from, the SEC.

IV.     The following is added at the end of the “Management and Other Services—Investment managers and services provided” section on page 56 of the SAI:

With respect to Franklin Liberty International Aggregate Bond ETF, the Fund’s sub-advisor is Franklin Advisers, Inc. (Advisers). The sub-advisor has an agreement with the investment manager and provides the investment manager with investment management advice, research, and assistance. The sub-advisor’s activities are subject to the board’s review and control, as well as the investment manager’s instruction and supervision.

V.      The following is added at the end of the “Management and Other Services—Management fees” section on page 57 of the SAI:

FTIML pays Advisers for its services from the management fees FTIML receives from the Fund.

VI.     The following is added to the “Management and Other Services—Portfolio managers” section on page 57 of the SAI:

This section reflects information about the portfolio managers as of January 31, 2019.

The following table shows the number of other accounts managed by the portfolio managers and the total assets in the accounts managed within each category:

Name	Number of Other Registered Investment Companies Managed[1]	Assets of Other Registered Investment Companies Managed (x$1 million)[1]	Number of Other Pooled Investment Vehicles Managed[2]	Assets of Other Pooled Investment Vehicles Managed (x$1 million)[2]	Number of Other Accounts Managed[2]	Assets of Other Accounts Managed (x$1 million)[2]
Sonal Desai	10	15,753.1	12	3,150.3	0	N/A

1. These figures represent registered investment companies other than the Fund included in this SAI.

2. The various pooled investment vehicles and accounts listed are managed by a team of investment professionals. Accordingly, the portfolio managers listed would not be solely responsible for managing such listed amounts.

VII.    The following is added to the “Management and Other Services—Portfolio managers— Ownership of Fund shares” section on page 58 of the SAI:

Portfolio Manager	Dollar Range of Fund Shares Beneficially Owned
Sonal Desai	Franklin Liberty International Aggregate Bond ETF None

VIII.  The following replaces the last sentence in the first paragraph under the “Management and Other Services—Administrator and services provided” section on page 58 of the SAI:

FT Services is an indirect, wholly owned subsidiary of Resources and is an affiliate of the Fund’s investment manager, sub-advisor and principal underwriter.

Please keep this supplement with your SAI for future reference.

ETF2 SA1 03/19

SUPPLEMENT DATED MARCH 1, 2019

TO THE STATEMENT OF ADDITIONAL INFORMATION

Dated august 1, 2018

OF

Franklin liberty international opportunities etf

(a series of Franklin Templeton ETF Trust)

Effective March 1, 2019, the Statement of Additional Information (“SAI”) is amended as follows:

I.              All references in the SAI to Franklin Templeton Investment Trust Management Co., Ltd. (FT Korea) are hereby deleted.

II.             The following replaces the fifth paragraph under the “Management and Other Services—Investment manager and services provided” section on page 59 of the SAI:

With respect to Franklin Liberty International Opportunities ETF, the Fund’s sub-advisors are Franklin Templeton Investimentos (Brasil) Ltda. (FTI Brasil) (providing investment research, advice and recommendations with respect to investments in Brazil), Franklin Templeton Investments Corp. (FTIC) (providing investment research, advice and recommendations with respect to investments in Canada), Franklin Templeton Investment Management Limited (FTIML) (providing investment research, advice and recommendations with respect to investments in Europe and Israel), Templeton Asset Management Ltd. (TAML) (providing investment research, advice and recommendations with respect to investments in the Asia-Pacific region other than Japan) and Franklin Templeton Investments (ME) Limited (FTIME) (providing investment research, advice and recommendations with respect to investments in the Middle East-North Africa region). In rendering investment management services with respect to investments in the United Kingdom, FTIML expects to use the resources of certain participating affiliates of FTIML. In rendering investment management services with respect to investments in South Korea and Taiwan, TAML expects to use the resources of certain participating affiliates of TAML. Such participating affiliates are providing such services to FTIML and TAML pursuant to conditions provided in no-action relief granted by the staff of the SEC allowing registered investment advisers to use portfolio management, research and trading resources of unregistered advisory affiliates subject to the supervision of a registered adviser. The sub-advisors each have an agreement with the investment manager and provide the investment manager with investment research, advice and recommendations relating to the Franklin Liberty International Opportunities ETF on a non-discretionary basis. Although the investment manager consults with the sub-advisors in the selection of local securities, the investment manager retains sole discretion with respect to portfolio security selection for the Franklin Liberty International Opportunities ETF. The sub-advisors’ activities are subject to the board’s review and control, as well as the investment manager’s instruction and supervision. From time to time, the countries or regions with respect to which a particular sub-advisor provides investment advice may be amended.

Please keep this supplement with your SAI for future reference.